PROPERTY AND EQUIPMENT, NET (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Property and equipment
Depreciation expense	€ 1,521		€ 1,695	€ 1,511
Property and equipment, gross	11,572		11,141
Accumulated amortization	8,594		8,142
Depreciation expense related to financing lease right-of-use assets	275		401	448
Reduction to Right-of-use Assets Resulting From Reduction to Financing Lease Liability	315		670
Assets leased to customers
Property and equipment
Depreciation expense		$ 40	240	€ 23
Property and equipment, gross	423		264
Accumulated amortization	€ 108		€ 102